Segmented and Geographic Information and Major Customers (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Galena Complex [Member]
Statement [Line Items]
Customer revenues percentage	48.00%	16.00%
Cosal? Operations [Member]
Statement [Line Items]
Customer revenues percentage	51.00%	83.00%